SERIES B DEBENTURES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Series B Debentures	$ 79,185	$ 0
Less: Unamortized debt discounts and issuance costs	(904)	0
Total	$ 78,281	$ 0